Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: 79.2%
	Brazil: 8.3%
BRL 6,229,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	$ 1,357,092	1.6
BRL 16,158,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	3,375,072	4.0
BRL 10,350,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2025	2,227,269	2.7
		6,959,433	8.3

	Chile: 2.1%
CLP 115,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	166,297	0.2
CLP 1,000,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	1,560,485	1.9
		1,726,782	2.1

	China: 1.4%
CNY 5,380,000	China Government Bond, 3.250%, 11/22/2028	778,923	0.9
CNY 2,560,000	China Government Bond, 3.290%, 05/23/2029	372,302	0.5
		1,151,225	1.4

	Colombia: 4.3%
COP 4,902,300,000	Colombian TES, 6.000%, 04/28/2028	1,328,525	1.6
COP 2,767,700,000	Colombian TES, 7.000%, 06/30/2032	759,750	0.9
COP 2,265,000,000	Colombian TES, 7.500%, 08/26/2026	686,919	0.8
COP 2,962,200,000	Colombian TES, 7.750%, 09/18/2030	866,345	1.0
		3,641,539	4.3

	Czech Republic: 4.1%
CZK 15,900,000	Czech Republic Government Bond, 0.950%, 05/15/2030	680,015	0.8
CZK 29,360,000	Czech Republic Government Bond, 1.000%, 06/26/2026	1,267,109	1.5
CZK 7,730,000	Czech Republic Government Bond, 2.000%, 10/13/2033	370,563	0.5
CZK 23,500,000	Czech Republic Government Bond, 2.400%, 09/17/2025	1,085,144	1.3
		3,402,831	4.1

	Dominican Republic: 0.1%
DOP 8,000,000	Dominican Republic International Bond, 8.900%, 02/15/2023	127,423	0.1

	Hungary: 1.9%
HUF 228,890,000	Hungary Government Bond, 3.000%, 06/26/2024	781,401	0.9
HUF 230,000,000	Hungary Government Bond, 3.000%, 10/27/2027	796,392	1.0
		1,577,793	1.9

	Indonesia: 7.5%
IDR 5,447,000,000	Indonesia Treasury Bond, 7.000%, 05/15/2027	382,453	0.5
IDR 14,321,000,000	Indonesia Treasury Bond, 7.500%, 08/15/2032	989,888	1.2
IDR 18,344,000,000	Indonesia Treasury Bond, 7.500%, 05/15/2038	1,263,470	1.5
IDR 11,487,000,000	Indonesia Treasury Bond, 8.250%, 06/15/2032	837,180	1.0
IDR 18,137,000,000	Indonesia Treasury Bond, 8.375%, 03/15/2034	1,339,611	1.6
IDR 16,503,000,000	Indonesia Treasury Bond, 8.375%, 04/15/2039	1,218,923	1.4
IDR 3,531,000,000	Indonesia Treasury Bond, 8.750%, 05/15/2031	269,429	0.3
		6,300,954	7.5

	Malaysia: 5.6%
MYR 1,364,000	Malaysia Government Bond, 3.828%, 07/05/2034	335,954	0.4
MYR 2,608,000	Malaysia Government Bond, 3.899%, 11/16/2027	652,477	0.8
MYR 10,865,000	Malaysia Government Bond, 3.955%, 09/15/2025	2,717,125	3.2
MYR 2,083,000	Malaysia Government Bond, 4.127%, 04/15/2032	526,572	0.6
MYR 1,800,000	Malaysia Government Bond, 4.762%, 04/07/2037	483,575	0.6
		4,715,703	5.6

	Mexico: 9.2%
MXN 73,034,500	Mexican Bonos, 7.250%, 12/09/2021	3,290,920	3.9
MXN 12,170,000	Mexican Bonos, 7.500%, 06/03/2027	590,262	0.7
MXN 37,912,700	Mexican Bonos, 7.750%, 05/29/2031	1,865,655	2.2
MXN 1,470,000	Mexican Bonos, 7.750%, 11/13/2042	69,919	0.1

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Mexico: (continued)
MXN 26,101,000	Mexican Bonos, 8.500%, 11/18/2038	$ 1,348,515	1.6
MXN 9,080,000	Mexican Bonos, 10.000%, 11/20/2036	534,007	0.7
		7,699,278	9.2

	Peru: 2.8%
PEN 44,000	(1) Peru Government Bond, 6.150%, 08/12/2032	14,221	0.0
PEN 3,710,000	Peru Government Bond, 6.350%, 08/12/2028	1,241,699	1.5
PEN 372,000	Peru Government Bond, 6.850%, 02/12/2042	124,091	0.2
PEN 2,821,000	Peru Government Bond, 6.900%, 08/12/2037	958,333	1.1
		2,338,344	2.8

	Philippines: 0.3%
PHP 10,000,000	Philippine Government International Bond, 6.250%, 01/14/2036	248,055	0.3

	Poland: 4.3%
PLN 6,749,000	Republic of Poland Government Bond, 2.500%, 07/25/2026	1,862,418	2.2
PLN 6,366,000	Republic of Poland Government Bond, 2.750%, 04/25/2028	1,788,761	2.1
		3,651,179	4.3

	Romania: 3.7%
RON 3,370,000	Romania Government Bond, 3.250%, 04/29/2024	774,828	0.9
RON 7,265,000	Romania Government Bond, 5.000%, 02/12/2029	1,820,533	2.2
RON 1,930,000	Romania Government Bond, 5.800%, 07/26/2027	505,984	0.6
		3,101,345	3.7

	Russia: 7.1%
RUB 31,628,000	Russian Federal Bond - OFZ, 7.250%, 05/10/2034	493,635	0.6
RUB 102,964,000	Russian Federal Bond - OFZ, 7.750%, 09/16/2026	1,633,289	1.9
RUB 168,800,000	Russian Federal Bond - OFZ, 7.950%, 10/07/2026	2,697,527	3.2
RUB 66,750,000	Russian Federal Bond - OFZ, 8.500%, 09/17/2031	1,134,007	1.4
		5,958,458	7.1

	South Africa: 4.9%
ZAR 22	Republic of South Africa Government Bond, 6.250%, 03/31/2036	1	0.0
ZAR 65,035,000	Republic of South Africa Government Bond, 8.500%, 01/31/2037	3,035,044	3.6
ZAR 22,548,000	Republic of South Africa Government Bond, 9.000%, 01/31/2040	1,075,911	1.3
		4,110,956	4.9

	South Korea: 1.3%
IDR 15,800,000,000	Export-Import Bank of Korea, 7.250%, 12/07/2024	1,078,791	1.3

	Thailand: 7.1%
THB 21,590,000	Thailand Government Bond, 2.875%, 12/17/2028	793,821	1.0
THB 31,218,000	Thailand Government Bond, 3.400%, 06/17/2036	1,264,853	1.5
THB 11,369,000	Thailand Government Bond, 3.650%, 06/20/2031	449,986	0.5
THB 64,354,000	Thailand Government Bond, 3.775%, 06/25/2032	2,601,799	3.1
THB 19,669,000	Thailand Government Bond, 4.875%, 06/22/2029	829,140	1.0
		5,939,599	7.1

	Turkey: 2.9%
TRY 6,059,000	Turkey Government Bond, 8.000%, 03/12/2025	809,812	1.0
TRY 3,831,000	Turkey Government Bond, 9.500%, 01/12/2022	562,897	0.7
TRY 4,885,000	Turkey Government Bond, 10.400%, 03/20/2024	723,822	0.8
TRY 1,270,000	Turkey Government Bond, 11.000%, 02/24/2027	181,601	0.2
TRY 900,000	Turkey Government Bond, 12.200%, 01/18/2023	139,330	0.2
		2,417,462	2.9

	Uruguay: 0.3%
UYU 10,000,000	Uruguay Government International Bond, 9.875%, 06/20/2022	235,190	0.3

	Total Sovereign Bonds
	(Cost $71,802,221)	66,382,340	79.2

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SUPRANATIONAL BONDS: 2.9%
	Supranational: 2.9%
PLN 2,402,000	European Investment Bank, 3.000%, 05/24/2024	$ 663,171	0.8
ZAR 6,900,000	European Investment Bank, 8.125%, 12/21/2026	449,370	0.5
ZAR 15,360,000	European Investment Bank, 8.500%, 09/17/2024	1,007,373	1.2
TRY 2,000,000	European Investment Bank, 9.125%, 10/07/2020	289,502	0.4

	Total Supranational Bonds
	(Cost $2,676,354)	2,409,416	2.9

	Total Long-Term Investments
	(Cost $74,478,575)	68,791,756	82.1

SHORT-TERM INVESTMENTS: 16.7%
	U.S. Government Agency Obligations: 7.6%
2,000,000	Federal Home Loan Bank Discount Notes, 0.100%, 07/01/2020	2,000,000	2.4
1,795,000	Federal Home Loan Bank Discount Notes, 0.100%, 07/08/2020	1,794,962	2.1
590,000	Federal Home Loan Bank Discount Notes, 0.100%, 07/16/2020	589,973	0.7
1,100,000	Federal Home Loan Bank Discount Notes, 0.140%, 07/20/2020	1,099,936	1.3
900,000	Federal Home Loan Bank Discount Notes, 0.290%, 07/14/2020	899,964	1.1

	Total U.S. Government Agency Obligations
	(Cost $6,384,799)	6,384,835	7.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 9.1%
3,611,000	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	3,611,000	4.3

4,042,000	(2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	4,042,000	4.8
Total Mutual Funds
(Cost $7,653,000)	7,653,000	9.1

Total Short-Term Investments
(Cost $14,037,799)	14,037,835	16.7

Total Investments in Securities (Cost $88,516,374)	$ 82,829,591	98.8
Assets in Excess of Other Liabilities	991,808	1.2
Net Assets	$ 83,821,399	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Rate shown is the 7-day yield as of June 30, 2020.

Currency Abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
UYU	Uruguayan Peso Uruguayo
ZAR	South African Rand

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	79.2%
Supranational Bonds	2.9
Short-Term Investments	16.7
Assets in Excess of Other Liabilities	1.2
Net Assets	100.0%

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Sovereign Bonds	$–	$66,382,340	$–	$66,382,340
Supranational Bonds	–	2,409,416	–	2,409,416
Short-Term Investments	7,653,000	6,384,835	–	14,037,835
Total Investments, at fair value	$7,653,000	$75,176,591	$–	$82,829,591
Other Financial Instruments+
Centrally Cleared Swaps	–	75,297	–	75,297
Forward Foreign Currency Contracts	–	1,118,768	–	1,118,768
Futures	2,065	–	–	2,065
OTC Swaps	–	59,594	–	59,594
Total Assets	$7,655,065	$76,430,250	$–	$84,085,315
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(71,337)	$–	$(71,337)
Forward Foreign Currency Contracts	–	(1,212,303)	–	(1,212,303)
Futures	(3,076)	–	–	(3,076)
Total Liabilities	$(3,076)	$(1,283,640)	$–	$(1,286,716)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2020, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 2,793,731	MXN 63,470,240	Banco Bilbao Vizcaya Argentaria, S.A.	08/14/20	$48,758
CLP 182,658,744	USD 223,890	Banco Bilbao Vizcaya Argentaria, S.A.	08/14/20	(1,354)
USD 832,649	MXN 18,665,193	Banco Bilbao Vizcaya Argentaria, S.A.	08/14/20	25,413
USD 421,370	MXN 9,557,620	Banco Bilbao Vizcaya Argentaria, S.A.	08/14/20	8,020
MYR 3,286,319	USD 754,556	Barclays Bank PLC	08/07/20	10,843
USD 47,186	MYR 202,642	Barclays Bank PLC	08/07/20	(202)
USD 28,413	RON 127,780	Barclays Bank PLC	08/07/20	(1,200)
USD 101,233	PEN 358,459	Barclays Bank PLC	08/14/20	(485)
USD 967,600	MXN 23,793,024	Barclays Bank PLC	08/14/20	(61,405)
USD 475,705	COP 1,865,901,419	Barclays Bank PLC	08/14/20	(18,921)
MXN 18,598,920	USD 769,774	Barclays Bank PLC	08/14/20	34,596
USD 230,806	PLN 922,668	BNP Paribas	08/07/20	(2,437)
CZK 39,548,555	USD 1,680,356	BNP Paribas	08/07/20	(12,890)
THB 27,284,353	USD 848,705	BNP Paribas	08/07/20	33,981
USD 1,558,941	IDR 23,820,621,147	BNP Paribas	08/07/20	(70,008)
RUB 51,972,585	USD 749,628	BNP Paribas	08/07/20	(22,858)
USD 321,167	CNY 2,290,357	BNP Paribas	08/07/20	(2,263)
HUF 344,848,573	USD 1,132,321	BNP Paribas	08/07/20	(38,587)
RUB 87,831,498	USD 1,277,965	BNP Paribas	08/07/20	(49,755)
CZK 31,895,034	USD 1,369,758	BNP Paribas	08/07/20	(24,984)
HUF 130,170,924	USD 401,746	BNP Paribas	08/07/20	11,109
THB 2,280,552	USD 71,709	BNP Paribas	08/07/20	2,070
USD 1,293,867	CZK 30,887,824	BNP Paribas	08/07/20	(8,441)
CNY 5,936,627	USD 838,470	BNP Paribas	08/07/20	8,352
CNY 6,862,761	USD 956,399	BNP Paribas	08/07/20	12,716
ZAR 55,295,291	USD 2,981,906	BNP Paribas	08/07/20	191,567
USD 322,345	BRL 1,877,926	BNP Paribas	08/14/20	(22,248)
USD 362,841	MXN 8,131,783	BNP Paribas	08/14/20	11,156
USD 1,688,117	BRL 8,860,163	BNP Paribas	08/14/20	62,306
CLP 29,964,000	USD 36,369	BNP Paribas	08/14/20	136
USD 426,000	MXN 9,624,343	BNP Paribas	08/14/20	9,765
USD 88	KRW 107,306	Citibank N.A.	08/07/20	(2)
USD 75,501	RON 330,596	Citibank N.A.	08/07/20	(1,113)
PLN 8,833,486	USD 2,096,249	Citibank N.A.	08/07/20	136,785

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
USD 527,824	RON 2,264,470	Citibank N.A.	08/07/20	$3,041
USD 9,060	HUF 2,864,328	Citibank N.A.	08/07/20	(89)
PLN 5,448,698	USD 1,398,831	Citibank N.A.	08/07/20	(21,444)
USD 139,273	PLN 551,088	Citibank N.A.	08/07/20	(245)
USD 793,067	RUB 58,765,088	Citibank N.A.	08/07/20	(28,686)
CNY 5,061,735	USD 710,337	Citibank N.A.	08/07/20	4,449
USD 1,293,867	PLN 5,122,787	Citibank N.A.	08/07/20	(1,132)
ILS 12,325	USD 3,521	Citibank N.A.	08/07/20	40
IDR 16,305,214,609	USD 1,070,739	Citibank N.A.	08/07/20	44,277
USD 40,671	IDR 603,299,867	Citibank N.A.	08/07/20	(585)
CZK 151,050	USD 6,329	Citibank N.A.	08/07/20	40
USD 315,158	THB 9,730,046	Citibank N.A.	08/07/20	3,722
MXN 61,452,775	USD 2,600,493	Citibank N.A.	08/14/20	57,228
CLP 50,308,343	USD 61,980	Citibank N.A.	08/14/20	(688)
CLP 2,171,084,510	USD 2,629,418	Citibank N.A.	08/14/20	15,642
BRL 6,584,675	USD 1,117,221	Citibank N.A.	08/14/20	91,046
USD 2,637,551	CLP 2,061,984,621	Citibank N.A.	08/14/20	125,408
USD 1,031,477	PEN 3,545,701	Deutsche Bank AG	08/14/20	31,128
USD 252,977	COP 945,071,738	Goldman Sachs International	08/14/20	2,451
USD 842,739	BRL 4,492,557	Goldman Sachs International	08/14/20	18,369
USD 2,643,382	CLP 2,134,299,985	Goldman Sachs International	08/14/20	43,136
USD 45,600	CLP 37,501,654	Goldman Sachs International	08/14/20	(2,096)
ZAR 6,145,583	USD 334,321	HSBC Bank USA N.A.	08/07/20	18,382
CZK 4,837,717	USD 203,803	HSBC Bank USA N.A.	08/07/20	1,826
IDR 20,395,754,203	USD 1,433,293	HSBC Bank USA N.A.	08/07/20	(38,549)
USD 3,380	PHP 171,642	HSBC Bank USA N.A.	08/07/20	(64)
RUB 5,697,564	USD 81,848	HSBC Bank USA N.A.	08/07/20	(2,175)
USD 2,315,712	ZAR 43,730,822	HSBC Bank USA N.A.	08/07/20	(194,061)
THB 29,658,353	USD 940,022	HSBC Bank USA N.A.	08/07/20	19,466
ZAR 29,930,425	USD 1,738,711	HSBC Bank USA N.A.	08/07/20	(20,962)
USD 422,029	IDR 6,062,868,614	HSBC Bank USA N.A.	08/07/20	7,426
MXN 17,648,346	USD 795,608	HSBC Bank USA N.A.	08/14/20	(32,349)
MXN 4,011,548	USD 174,545	HSBC Bank USA N.A.	08/14/20	(1,052)
USD 79,554	PHP 4,026,780	JPMorgan Chase Bank N.A.	08/07/20	(1,235)
USD 1,038,427	CZK 26,360,888	JPMorgan Chase Bank N.A.	08/07/20	(73,014)
USD 1,603,537	TRY 11,874,662	JPMorgan Chase Bank N.A.	08/07/20	(112,635)
USD 127,474	TRY 932,761	JPMorgan Chase Bank N.A.	08/07/20	(7,332)
USD 139,060	RUB 9,906,628	JPMorgan Chase Bank N.A.	08/07/20	528
USD 808,118	TRY 5,527,399	JPMorgan Chase Bank N.A.	08/07/20	9,277
MXN 14,363,167	USD 656,966	JPMorgan Chase Bank N.A.	08/14/20	(35,785)
USD 392,166	BRL 2,160,060	JPMorgan Chase Bank N.A.	08/14/20	(11,094)
USD 992	BRL 5,398	JPMorgan Chase Bank N.A.	08/14/20	1
USD 374,579	IDR 5,469,485,804	Morgan Stanley Capital Services LLC	08/07/20	(2,821)
USD 14,408	RON 62,290	Morgan Stanley Capital Services LLC	08/07/20	(154)
USD 71,389	ZAR 1,244,219	Morgan Stanley Capital Services LLC	08/07/20	(1,829)
USD 520,409	ZAR 9,122,387	Morgan Stanley Capital Services LLC	08/07/20	(3,138)
USD 832,649	ZAR 14,793,484	Morgan Stanley Capital Services LLC	08/07/20	(16,370)
USD 83,121	CZK 2,011,856	Morgan Stanley Capital Services LLC	08/07/20	(1,703)
USD 28,740	HUF 9,001,453	Morgan Stanley Capital Services LLC	08/07/20	191
USD 421,370	ZAR 7,355,442	Morgan Stanley Capital Services LLC	08/07/20	(769)
USD 832,649	ZAR 14,623,408	Morgan Stanley Capital Services LLC	08/07/20	(6,609)
USD 426,000	ZAR 7,312,372	Morgan Stanley Capital Services LLC	08/07/20	6,333
MYR 1,095,328	USD 254,563	Morgan Stanley Capital Services LLC	08/07/20	544
PLN 2,799,963	USD 715,882	Morgan Stanley Capital Services LLC	08/07/20	(8,074)
PLN 72,060	USD 18,222	Morgan Stanley Capital Services LLC	08/07/20	(6)
USD 11,039	PHP 550,371	Standard Chartered Bank	08/07/20	(60)
USD 6,302	TRY 44,079	Standard Chartered Bank	08/07/20	(68)
USD 125,530	ZAR 2,212,844	Standard Chartered Bank	08/07/20	(1,469)
THB 3,160,635	USD 102,343	Standard Chartered Bank	08/07/20	(92)
CLP 1,973,271,606	USD 2,562,524	Standard Chartered Bank	08/14/20	(158,462)
COP 6,176,842,879	USD 1,648,604	Standard Chartered Bank	08/14/20	(11,204)
PEN 4,292,205	USD 1,223,513	Standard Chartered Bank	08/14/20	(12,553)
PEN 5,888,827	USD 1,688,117	Standard Chartered Bank	08/14/20	(26,703)
COP 578,083,225	USD 153,079	Standard Chartered Bank	08/14/20	5,306
MXN 12,324,666	USD 557,585	Standard Chartered Bank	08/14/20	(24,566)
PEN 1,540,386	USD 445,817	Standard Chartered Bank	08/14/20	(11,228)
USD 60,046	PEN 207,045	Standard Chartered Bank	08/14/20	1,633

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
USD 92,409	TRY 639,252	Toronto Dominion Securities	08/07/20	$305
				$(93,535)

At June 30, 2020, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	7	09/30/20	$880,195	$2,065
U.S. Treasury Ultra Long Bond	1	09/21/20	218,156	(869)
			$1,098,351	$1,196
Short Contracts:
U.S. Treasury 10-Year Note	(3)	09/21/20	(417,516)	(1,147)
U.S. Treasury 2-Year Note	(1)	09/30/20	(220,828)	(41)
U.S. Treasury Long Bond	(1)	09/21/20	(178,562)	(408)
U.S. Treasury Ultra 10-Year Note	(1)	09/21/20	(157,484)	(611)
			$(974,390)	$(2,207)

At June 30, 2020, the following centrally cleared interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month PLZ-WIBOR	Semi-Annual	2.660%	Annual	06/27/27	PLN 2,200,000	$75,297	$75,297
Receive	28-day MXN TIIE-BANXICO	Monthly	6.880	Monthly	07/28/22	MXN 33,000,000	(71,337)	(71,337)
							$3,960	$3,960

At June 30, 2020, the following over-the-counter interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Counterparty	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-month ZAR-JIBAR	Quarterly	Barclays Bank PLC	8.280%	Quarterly	09/30/24	ZAR 7,500,000	$59,594	$–	$59,594
								$59,594	$–	$59,594

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $88,721,272.
Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,604,480
Gross Unrealized Depreciation	(8,075,772)
Net Unrealized Depreciation	$(5,471,292)